INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets:
NOL Carryover	$ 88,700	$ 1,070
Less valuation allowance	(88,700)	(1,070)
Net deferred tax assets